Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities:
Net loss	$ (8,182)	$ (16,175)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	20,359	13,001
Stock-based compensation	1,997	1,726
Amortization of deferred financing costs and accretion of discount on long-term debt	1,959	4,291
Financial instruments revaluation and related losses (gains)	(3,410)	(1,178)
Deferred income taxes	(22,731)	70
Other non-cash items	332	883
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	875	(2,154)
Prepaid expenses and other assets	1,865	1,005
Accounts payable and accrued liabilities	19,137	7,353
Operating lease liabilities and right-of-use assets	2,761	3,001
Other liabilities	(2,213)	0
Net cash provided by operating activities	12,749	11,823
Investing activities:
Purchases of property and equipment	(5,203)	(3,007)
Business acquisitions, net of cash acquired	(758,114)	(3,198)
Other investing activities	(4,563)	(464)
Net cash used in investing activities	(767,880)	(6,669)
Financing activities:
Proceeds on long-term debt	793,750	6,300
Principal payments on long-term debt	(2,697)	(2,778)
Principal payments on finance leases	(2,720)	(905)
Payment of debt issuance costs	(21,500)	(2,682)
Payment of earn-out liability	(4,689)	0
Proceeds from issuance of common stock	10,505	0
Payment of issuance costs for common stock and warrants	(1,871)	0
Distributions to noncontrolling interests	(4,167)	(1,122)
Net cash provided by (used in) financing activities	766,611	(1,187)
Increase in cash	11,480	3,967
Cash, beginning of period	44,396	23,389
Cash, end of period	55,876	27,356
Supplemental disclosure of cash flow information:
Interest paid	17,372	20,244
Income taxes paid	$ 238	$ 1,254